Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Jonathan M. Kopcsik
jkopcsik@stradley.com
215.564.8099

1933 Act Rule 497(e)
1933 Act File No. 002-95928
1940 Act File No. 811-04547

June 3, 2020

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	XBRL Exhibits Voyageur Mutual Funds III (the "Registrant") File Nos. 002-95928 and 811-04547

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect Item 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the supplement to the prospectus dated May 22, 2020 for the Delaware Select Growth Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on May 22, 2020 (Accession No. 0001137439-20-000292) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

Philadelphia, PA • Harrisburg, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL
A Pennsylvania Limited Liability Partnership